FAIR VALUE OF FINANCIAL INSTRUMENTS (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on impairment of goodwill	$ 24,862	$ 24,862		$ 45,574
Assets held for sale			$ 757	1,016	$ 1,016
Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale			757	1,016
Held-for-sale | Impaired funeral homes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale			500	900
Other Gains (Losses), Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets held for use				400
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets held-for-sale			800	1,000
Assets held-for-sale original net book value			1,900
Assets held-for-sale fair value adjustment			200	900
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value			162,500
Notes payable, carrying value			173,600
Senior Notes | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value			162,500	173,300
Notes payable, carrying value			$ 173,600	$ 173,100
Line of Credit | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument maturity term			90 days	90 days